Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2
Wipro Employee Stock Option plan 2000 (2000 plan) ***	747,474,747	₹	171 - 490

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

The activity in these stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2017			2018			2019
Particulars	Range of exercise price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price
Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
beginning of	₹	2	7,254,326	₹	2	7,952,083	₹	2	13,543,997	₹	2
the year	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03

Bonus on	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
outstanding	₹	2	—	₹	2	6,968,406	₹	2	4,773,755	₹	2
Refer Note 18	US $	0.03	—	US $	0.03	4,077,070	US $	0.03	3,957,434	US $	0.03

Granted*	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	2,398,000	₹	2	4,612,400	₹	2	4,607,000	₹	2
	US $	0.03	2,379,500	US $	0.03	3,897,000	US $	0.03	4,849,000	US $	0.03

Exercised	₹	480.20	—	₹	480.20	(20,181)	₹	480.20	—	₹	480.20
	₹	2	(1,113,775)	₹	2	(5,325,217)	₹	2	(2,739,097)	₹	2
	US $	0.03	(174,717)	US $	0.03	(2,565,976)	US $	0.03	(1,541,803)	US $	0.03

Forfeited and	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
expired	₹	2	(586,468)	₹	2	(663,675)	₹	2	(2,578,192)	₹	2
	US $	0.03	(663,430)	US $	0.03	(497,823)	US $	0.03	(3,016,895)	US $	0.03

Outstanding at the	₹	480.20	20,181	₹	480.20	—	₹	480.20	—	₹	480.20
end of the year	₹	2	7,952,083	₹	2	13,543,997	₹	2	17,607,463	₹	2
	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03	14,446,790	US $	0.03

Exercisable at the	₹	480.20	20,181	₹	480.20	—	₹	480.20	—	₹	480.20
end of the year	₹	2	698,320	₹	2	1,875,994	₹	2	1,300,781	₹	2
	US $	0.03	141,342	US $	0.03	789,962	US $	0.03	948,877	US $	0.03

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

The following table summarizes information about outstanding stock options and restricted stock unit option plan :

	Year ended March 31,
	2017				2018				2019
Range of exercise price	Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price
₹ 480.20	20,181	—	₹	480.20	—	—	₹	480.20	—	—	₹	480.20
₹ 2	7,952,083	19	₹	2	13,543,997	27	₹	2	17,607,463	24	₹	2
US $ 0.03	5,288,783	24	US $	0.03	10,199,054	28	US $	0.03	14,446,790	26	US $	0.03